UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period:8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Loan Participations and Assignments 88.9%
Senior Loans ***
Consumer Discretionary 26.2%
AMC Entertainment, Inc., Term Loan, LIBOR plus 1.5%, 1.764%, 1/28/2013	994,845	950,281
Avis Budget Car Rental LLC, Term Loan, LBOR plus 3.75%, 4.24%, 4/19/2012	1,000,000	899,690
Bombardier Recreational Products, Inc., Term Loan, LIBOR plus 3.0%, 3.28%, 6/28/2013	1,000,000	683,750
Bresnan Communications LLC, Second Lien Term Loan, LIBOR plus 4.5%, 4.78%, 3/29/2014	1,000,000	910,000
Buffets, Inc.:
Letter of Credit Term Loan B, LIBOR plus 7.25%, 7.848%, 5/1/2013	66,819	46,773
Incremental Term Loan, LIBOR (3.0% floor) plus 15.0%, 18.0%, 4/30/2012	185,075	188,777
Second Lien Term Loan, LIBOR plus 1.0%, plus 16.25% (PIK), 19.121%, 5/1/2013	326,975	228,882
CanWest MediaWorks Ltd., Term Loan D, Prime plus 1.0%, 4.25%, 7/13/2014 **	491,250	265,275
Cequel Communications LLC, Term Loan A, LIBOR plus 4.5%, 4.781%, 5/5/2014	1,000,000	913,500

Charter Communications Operating LLC, Term Loan, Prime plus 3.0%, 6.25%, 3/6/2014	997,468	929,725
Cumulus Media, Inc., Term Loan B, LIBOR plus 4.0%, 4.243%, 6/11/2014	1,000,000	726,670
Discovery Communications Holdings LLC, Term Loan C, LIBOR plus 3.25%, 5.25%, 5/14/2014	249,375	253,583
Dollar General Corp., Term Loan B-1, LIBOR plus 2.75%, 3.238%, 7/7/2014	500,000	489,128
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 3.52%, 12/31/2014	1,000,000	435,000
Goodyear Tire & Rubber Co., Second Lien Term Loan, LIBOR plus 1.75%, 2.02%, 4/30/2014	930,460	868,584
Hanesbrands, Inc., Term Loan B, LIBOR plus 4.75%, 5.254%, 9/5/2013	435,980	438,595
Idearc, Inc., Term Loan B, Prime plus 3.25%, 4.25%, 11/17/2014 **	953,744	437,931
Las Vegas Sands LLC:
Term Delay Draw, LIBOR plus 1.75%, 2.09%, 5/23/2014	165,690	130,150
Term Loan B, LIBOR plus 1.75%, 2.09%, 5/23/2014	820,084	644,176
LodgeNet Entertainment Corp., Term Loan, LIBOR plus 2.0%, 2.6%, 4/4/2014	1,000,000	870,000
Mediacom Illinois LLC, Term Loan D, LIBOR plus 3.5%, 5.5%, 3/31/2017	1,500,000	1,501,500
Merrill Communications LLC, Second Lien Term Loan, Prime plus 11.75%, 15.0%, 11/15/2013	400,400	224,224
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, LIBOR plus 3.25%, 3.511%, 4/8/2012	984,758	559,121
Michaels Stores, Inc., Term Loan, LIBOR plus 2.25%, 2.563%, 10/31/2013	1,000,000	888,475
National CineMedia LLC, Term Loan B, LIBOR plus 1.75%, 2.38%, 2/13/2015	1,000,000	941,875
Neiman Marcus Group, Inc., Term Loan B, LIBOR plus 2.0%, 2.629%, 4/6/2013	1,000,000	829,720
Network Communications, Inc., Term Loan, Prime plus 1.0%, 4.25%, 11/30/2012	897,096	650,395
OSI Restaurant Partners LLC:
Term Loan, LIBOR plus 2.25%, 2.563%, 6/14/2013	78,220	62,534
Term Loan B, LIBOR plus 2.25%, 2.563%, 6/14/2014	921,780	736,931
Reader's Digest Association, Inc.:
Term Loan B, LIBOR plus 3.5%, 4.146%, 3/2/2014 **	269,187	109,424
Term Loan, LIBOR plus 2.25%, 2.9%, 3/2/2013 **	181,435	73,753
European Term Loan, LIBOR plus 3.5%, 7.0%, 3/2/2014 **	65,401	26,586
Sbarro, Inc., Term Loan, LIBOR plus 4.5%, 4.785%, 1/31/2014	929,717	773,990
Toys 'R' Us, Inc., Term Loan B, LIBOR plus 4.25%, 4.518%, 7/19/2012	995,025	956,219
Tribune Co., Term Loan B, Prime plus 2.0%, 5.25%, 6/4/2014 **	987,500	420,571
Univision Communications, Inc., Term Loan, LIBOR plus 2.25%, 2.511%, 9/29/2014	1,000,000	787,781
World Color Press, Inc., Term Loan, Prime plus 5.0%, 9.0%, 7/23/2012	2,000,000	1,983,330

		22,836,899
Consumer Staples 3.7%
Advance Food Co., Inc., Second Lien Term Loan, LIBOR plus 4.25%, 4.52%, 9/16/2014	750,000	573,750
American Seafoods Group LLC:
Term Loan B-1, LIBOR plus 1.75%, 2.011%, 9/28/2012	900,000	840,375
Term Loan B-2, LIBOR plus 1.75%, 2.011%, 9/28/2012	100,000	93,375
Jarden Corp.:
Term Loan B-1, LIBOR plus 1.75%, 2.348%, 1/24/2012	198,266	193,682
Term Loan B-2, LIBOR plus 1.75%, 2.348%, 1/24/2012	198,272	193,686
Term Loan B-4, LIBOR plus 3.25%, 3.848%, 1/26/2015	427,389	428,458
Pinnacle Foods Holdings Corp., Term Loan B, LIBOR plus 2.75%, 3.031%, 4/2/2014	996,190	924,379

		3,247,705
Energy 5.5%
Alon Krotz:
Term Loan A, LIBOR plus 8.5%, 13.75%, 7/3/2014	165,563	140,728
Term Loan B, LIBOR plus 9.5%, 12.75%, 7/3/2014	376,886	320,353
Atlas Pipeline Partners LP, Term Loan, LIBOR plus 4.75%, 6.75%, 7/27/2014	1,013,890	993,613
Calumet Lubricants Co., LP:
Letter of Credit, LIBOR plus 4.0%, 4.428%, 1/3/2015	114,943	102,107
Term Loan B, LIBOR plus 4.0%, 4.429%, 1/3/2015	857,839	762,049
CCS Income Trust, Term Loan B, LIBOR plus 3.0%, 3.261%, 11/14/2014	493,734	380,175
Dresser, Inc., Second Lien Term Loan, LIBOR plus 5.75%, 6.023%, 5/4/2015	1,000,000	846,665
Express Energy Services Holding LP, Term Loan, Prime plus 6.25%, 9.5%, 7/10/2013	220,000	87,725

Gulf Tanks Acquisition, Inc., Second Lien Term Loan, LIBOR plus 3.75%, 4.221%, 4/6/2014	500,000	247,500
Hercules Offshore, Inc., Term Loan B, LIBOR plus 6.5%, 8.5%, 7/11/2013	1,000,000	927,500

		4,808,415
Financials 7.6%
AEI Finance Holding LLC, Term Loan, LIBOR plus 3.0%, 3.598%, 3/30/2014	1,488,434	1,348,893
Collective Brands Finance, Inc., Term Loan A, LIBOR plus 2.75%, 3.19%, 8/17/2014	1,000,000	940,830
Conseco, Inc., Term Loan, LIBOR plus 4.0%, 6.5%, 10/10/2013	989,840	758,464
Ineos US Finance LLC:
Term Loan B2, LIBOR plus 6.5%, 9.501%, 12/16/2013	744,898	579,531
Term Loan C2, LIBOR plus 7.0%, 10.001%, 12/16/2014	744,898	583,352
Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 3.488%, 11/13/2014	978,708	798,626
Virgin Media Investment Holdings Ltd., Term Loan B-10, LIBOR plus 3.5%, 4.003%, 9/3/2012	717,097	681,242
VML US Finance LLC:
Term Delay Draw B, LIBOR plus 2.25%, 2.85%, 5/25/2012	366,131	337,298
Term Loan B, LIBOR plus 2.25%, 2.85%, 5/25/2013	633,869	583,952

		6,612,188
Health Care 8.3%
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 3.848%, 4/24/2015	202,020	192,097
Term Loan, LIBOR plus 3.25%, 3.848%, 4/24/2015	795,960	756,862
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 2.511%, 7/25/2014	45,458	42,522
Term Loan, LIBOR plus 2.25%, 2.622%, 7/25/2014	890,756	832,500
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 2.848%, 11/18/2013	747,831	705,728
Health Management Associates, Inc., Term Loan B, LIBOR plus 1.75%, 2.348%, 2/28/2014	924,272	871,639
Life Technologies Corp., Term Loan B, Prime plus 2.0%, 5.25%, 11/20/2015	79,250	80,241
Mylan Laboratories, Inc., Term Loan B, LIBOR plus 3.25%, 3.875%, 10/2/2014	970,000	944,237
Nep II, Inc., Term Loan B, LIBOR plus 2.25%, 2.511%, 2/16/2014	977,486	916,393
Sun Healthcare Group, Inc.:
Letter of Credit, LIBOR plus 2.1%, 2.598%, 4/21/2014	172,868	159,614
Term Loan B, LIBOR plus 2.0%, 2.502%, 4/21/2014	822,736	759,657
Talecris Biotherapeutics, Inc., First Lien Term Loan, LIBOR plus 3.5%, 3.96%, 12/6/2013	994,898	960,076

		7,221,566
Industrials 11.3%
Acosta, Inc., Term Loan B, LIBOR plus 2.25%, 2.54%, 7/28/2013	979,798	935,707
Asurion Corp., First Lien Term Loan, LIBOR plus 3.0%, 3.281%, 7/3/2014	1,000,000	959,995
Brand Energy & Infrastructure Services, Inc., Term Loan B2, LIBOR plus 3.25%, 3.688%, 2/7/2014	982,500	911,269
Getty Images, Inc., Term Loan, Prime plus 3.0%, 6.25%, 7/2/2015	858,594	864,604
John Maneely Co., Term Loan, LIBOR plus 3.25%, 3.755%, 12/9/2013	997,055	796,148
Manitowoc Co., Inc., Term Loan B, LIBOR plus 4.5%, 7.5%, 11/6/2014	997,494	909,714
Oshkosh Trusk Corp., Term Loan B, LIBOR plus 6.0%, 6.64%, 12/6/2013	863,640	863,792
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 2.741%, 9/30/2014	1,000,000	822,950
Travelport LLC, Term Delay Draw, LIBOR plus 2.5%, 2.761%, 8/23/2013	982,456	887,281
Vought Aircraft Industries, Inc., Term Loan, LIBOR plus 4.0%, 7.5%, 12/22/2011	1,000,000	993,440
West Corp., Term Loan B2, LIBOR plus 2.375%, 2.651%, 10/24/2013	984,887	938,981

		9,883,881
Information Technology 8.7%
Aspect Software, Inc., Term Loan, LIBOR plus 3.0%, 3.613%, 7/11/2011	1,011,583	907,051
Caritor, Inc.:
Letter of Credit, LIBOR plus 2.25%,, 2.63%, 6/4/2013	70,588	59,294
Term Loan B, LIBOR plus 2.25%, 2.63%, 6/4/2013	922,353	774,776
First Data Corp., Term Loan B-1, LIBOR plus 2.75%, 3.018%, 9/24/2014	1,000,000	838,065
Flextronics International Ltd.:

Term Delay Draw A-2, LIBOR plus 2.25%, 2.511%, 10/1/2014	230,185	208,319
Term Delay Draw A-3, LIBOR plus 2.25%, 2.511%, 10/1/2014	268,549	243,038
Term Loan B, LIBOR plus 2.25%, 2.847%, 10/1/2012	500,000	452,503
JRD Holdings, Inc., Term Loan, LIBOR plus 2.25%, 2.523%, 7/2/2014	484,375	466,211
NuVox, Inc., Term Loan B, LIBOR plus 3.25%, 3.563%, 5/31/2014	980,000	921,200
SunGard Data Systems, Inc.:
Term Loan A, LIBOR plus 1.75%, 2.026%, 2/28/2014	36,990	34,822
Term Loan B, LIBOR plus 3.625%, 4.089%, 2/26/2016	947,858	892,305
UPC Broadband Holding BV:
Term Loan N, LIBOR plus 1.75%, 2.03%, 12/31/2014	648,288	613,213
Term Loan T, LIBOR plus 3.5%, 3.781%, 12/31/2016	351,712	332,682
Vangent, Inc., Term Loan B, LIBOR plus 2.25%, 2.65%, 2/14/2013	962,264	902,122

		7,645,601
Materials 7.7%
Ashland Chemicals, Term Loan B, Prime plus 3.4%, 7.65%, 5/13/2014	666,426	681,977
Celanese US Holdings LLC, Term Loan, LIBOR plus 1.75%, 2.345%, 4/2/2014	992,386	951,450
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 2.77%, 6/20/2013	701,453	626,047
Georgia-Pacific Corp.:
Term Loan B, LIBOR plus 2.0%, 2.65%, 12/20/2012	429,098	415,918
Term Loan C, LIBOR plus 3.25%, 3.9%, 12/20/2014	236,320	235,628
Graphic Packaging International, Inc., Term Loan C, LIBOR plus 2.75%, 3.347%, 5/16/2014	78,800	77,266
Hexion Speciality Chemicals, Inc.:
Term Loan C-1, LIBOR plus 2.25%, 2.875%, 5/6/2013	821,538	630,075
Term Loan C-2, LIBOR plus 2.25%, 2.875%, 5/6/2013	178,462	136,870
Lyondell Basell Industries AF SCA:
Dutch Term Loan A, LIBOR plus 3.5%, 3.768%, 12/20/2013	28,087	13,798
Dutch Term Loan, LIBOR plus 3.5%, 3.768%, 12/22/2014	12,091	5,940
Term Loan A, LIBOR plus 3.5%, 3.768%, 12/22/2014	86,391	42,439
Term Loan, LIBOR plus 3.5%, 3.768%, 12/22/2014	45,343	22,275
German Term Loan B-1, LIBOR plus 3.75%, 4.018%, 12/22/2014	34,713	17,053
German Term Loan B-2, LIBOR plus 3.75%, 4.018%, 12/22/2014	34,713	17,053
German Term Loan B-3, LIBOR plus 3.75%, 4.018%, 12/22/2014	34,713	17,053
Debtor in Possession Term Loan, Prime plus 2.69%, 6.56%, 12/15/2009	268,556	251,884
Term Loan B-1, LIBOR plus 3.75%, 7.0%, 12/22/2014	150,630	73,997
Term Loan B-2, LIBOR plus 3.75%, 7.0%, 12/22/2014	150,630	73,997
Term Loan B-3, LIBOR plus 3.75%, 7.0%, 12/22/2014	150,630	73,997
Debtor in Possession Term Loan, Prime plus 9.0%, 13.0%, 12/15/2009	179,242	186,945
NewPage Corp., First Lien Term Loan, LIBOR plus 3.75%, 4.063%, 12/21/2014	974,998	908,089
Noranda Aluminum Acquisition Corp., Term Loan B, LIBOR plus 2.0%, 2.268%, 5/18/2014	434,059	325,544
Novelis, Inc.:
Term Loan, LIBOR plus 2.0%, 2.27%, 7/6/2014	306,250	279,326
Term Loan, LIBOR plus 2.0%, 2.6%, 7/6/2014	673,763	614,529

		6,679,150
Telecommunication Services 6.1%
CavTel Holdings LLC, Term Loan, Prime plus 6.25%, 9.5%, 12/31/2012	945,611	565,002
Choice One Communications Corp., Term Loan, Prime plus 3.0%, 6.25%, 6/30/2012	687,031	618,328
Hughes Network Systems LLC, Term Loan, LIBOR plus 2.5%, 2.875%, 4/15/2014	500,000	455,625
Intelsat Jackson Holdings Ltd., Term Loan, LIBOR plus 3.0%, 3.253%, 2/2/2014	1,000,000	865,000
MetroPCS Wireless, Inc., Term Loan B, LIBOR plus 2.25%, 2.75%, 11/4/2013	992,347	937,455
Sorenson Communications, Inc., Term Loan C, LIBOR plus 2.5%, 2.76%, 8/16/2013	909,646	867,575
Telesat Canada:
Term Loan I, LIBOR plus 3.0%, 3.27%, 10/31/2014	952,813	913,881
Term Loan II, LIBOR plus 3.0%, 3.27%, 10/31/2014	81,837	78,493

		5,301,359

Utilities 3.8%
Calpine Corp., Term Loan, LIBOR plus 2.875%, 3.475%, 3/29/2014				1,234,964	1,138,371
NRG Energy, Inc.:
Letter of Credit, LIBOR plus 1.85%, 2.348%, 2/1/2013				236,215	223,711
Term Loan, LIBOR plus 1.75%, 2.348%, 2/1/2013				440,494	417,177
Puget Energy, Inc., Term Loan, LIBOR plus 2.25%, 2.494%, 12/14/2014				1,000,000	925,000
Texas Competitive Electric Holdings Co., LLC, Term Delay Draw, LIBOR plus 3.5%, 3.776%, 10/10/2014				786,000	594,660

					3,298,919

Total Loan Participations and Assignments (Cost $80,306,984)					77,535,683
Corporate Bonds 1.0%
Financials
Ford Motor Credit Co., LLC, 5.879% ****, 6/15/2011 (Cost $900,926)				1,000,000	920,000
Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 0.15% *****, 9/17/2009 (a) (Cost $426,971)				427,000	426,983
				Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary
Buffets Restaurants Holdings, Inc.* (Cost $0)				14,489	54,334
Cash Equivalents 17.1%
Cash Management QP Trust, 0.22% (b) (Cost $14,873,163)				14,873,163	14,873,163
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $96,508,044) †				107.6	93,810,163
Other Assets and Liabilities, Net				(7.6)	(6,611,715)

Net Assets				100.0	87,198,448

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
CanWest MediaWorks Ltd., Term Loan D	4.25%	7/13/2014	491,250	491,250	265,275
Idearc, Inc., Term Loan B	4.25%	11/17/2014	953,744	958,513	437,931
Reader’s Digest Association, Inc., Term Loan B	4.146%	3/2/2014	269,187	269,187	109,424
Reader’s Digest Association, Inc., Term Loan	2.9%	3/2/2013	181,435	181,435	73,753
Reader’s Digest Association, Inc., European Term Loan	7.0%	3/2/2014	65,401	65,401	26,586
Tribune Co., Term Loan B	5.25%	6/4/2014	987,500	964,047	420,571
				2,929,833	1,333,540

***

Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of August 31, 2009.

****

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

*****					Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $96,512,081. At August 31, 2009, net unrealized depreciation for all securities based on tax cost was $2,701,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,072,782 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,774,700.

(a)					At August 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Prime: Interest rate charged by banks to their most credit worthy customers.
At August 31, 2009, the Fund had unfunded loan commitments of $89,057 which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower			Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Lyondell Chemical Co., Debtor in Possession Term Loan, 12/15/2009			89,057	93,428	4,371
At August 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	12/18/2009	1	109,650	110,071	421
10 Year US Treasury Note	12/21/2009	19	2,213,086	2,227,156	14,070
Federal Republic of Germany Euro-Schatz	9/8/2009	76	11,748,719	11,798,035	49,316
United Kingdom Long Gilt Bond	12/29/2009	25	4,828,276	4,821,992	(6,284)
Total net unrealized appreciation					57,523

At August 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Treasury Bond	9/15/2009	6	521,840	530,793	(8,953)
10 Year Mini Japanese Government Bond	9/9/2009	44	6,436,872	6,579,430	(142,558)
2 Year US Treasury Note	12/31/2009	19	4,099,843	4,110,531	(10,688)
Federal Republic of Germany Euro-Bund	9/8/2009	9	1,572,959	1,582,220	(9,261)
Total unrealized depreciation					(171,460)

As of August 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	1,845,631	CHF	1,989,000	9/16/2009	36,512
USD	813,339	NZD	1,225,000	9/16/2009	25,744
USD	2,432,822	AUD	2,964,000	9/16/2009	65,635
USD	84,731	JPY	8,115,000	9/16/2009	2,696
USD	185,874	CAD	205,000	9/16/2009	1,039
GBP	174,000	USD	286,561	9/16/2009	2,759
Total unrealized appreciation					134,385

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

EUR	1,068,000	USD	1,512,811	9/16/2009	(20,205)
NOK	2,340,000	USD	380,791	9/16/2009	(8,549)
SEK	478,000	USD	66,123	9/16/2009	(1,082)
Total unrealized depreciation					(29,836)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(c)
Loan Participations and Assignments	$ —	$ 70,143,724	$ 7,391,959	$ 77,535,683
Corporate Bonds	—	920,000	—	920,000
Common Stocks	—	54,334	—	54,334
Short-Term Investments(c)	—	15,300,146	—	15,300,146
Unfunded Loan Commitments	—	4,371	—	4,371
Derivatives(d)	—	134,385	—	134,385
Total	$ —	$ 86,556,960	$ 7,391,959	$ 93,948,919
Liabilities
Derivatives(d)	$ (113,937)	$ (29,836)	$ —	$ (143,773)
Total	$ (113,937)	$ (29,836)	$ —	$ (143,773)
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Loan Participations and Assignments
Balance as of May 31, 2009	$ 14,826,258
Realized gains (loss)	(554,895)
Change in unrealized appreciation (depreciation)	2,220,094
Amortization premium/ discount	87,491
Net purchases (sales)	(466,065)
Net transfers in (out) of Level 3	(8,720,924)
Balance as of August 31, 2009	$ 7,391,959
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2009	$ 564,524

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ 104,549
Interest Rate Contracts	$ (113,937)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009